Subsequent Event - Additional Information (Detail) - Manufacturing Agreement [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2014	Mar. 20, 2015
Subsequent Event [Line Items]
Agreement entered date	Mar. 20, 2015
Extended agreement expiration date	2020
Agreement termination description	The Company has the right to terminate the Manufacturing Agreement (i) at will on or before March 31, 2016, (ii) following the shut-down or non-production of the Novasep Facility for a specified period of time, or (iii) upon Novasep's debarment.
Minimum [Member]
Subsequent Event [Line Items]
Agreement expiration date	Dec. 31, 2018
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Payment agreed under agreement		€ 4,750,000